Financial instruments	12 Months Ended
Mar. 31, 2012
Financial instruments

19. Financial instruments:

(a) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO’s management believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(b) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents,” “Short-term investments,” “Accounts receivable,” “Credit card receivables,” “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2011 and 2012 were as follows. Fair value is measured using observable market data, and these derivatives are classified as Level 2.

Millions of yen
2011		2012
Carrying amount	Fair value	Carrying amount	Fair value
¥ 428,102	¥438,483	¥255,947	¥267,157

Derivative instruments—

(i) Fair value hedge

DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM).

DOCOMO designated these derivatives as fair value hedges utilizing the short-cut method, which permits an assumption of no ineffectiveness if the key terms of these derivatives and those of certain hedged debt are identical.

The contract amount and fair value of the interest rate swap agreement as of March 31, 2011 were as follows:

Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		Millions of yen
			2011
	Receive fixed	Pay floating	Contract amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

DOCOMO redeemed the unsecured corporate bonds hedged by the contract during the fiscal year ended March 31, 2012. DOCOMO didn’t use interest rate swap transactions as of March 31, 2012.

(ii) Derivatives not designated as hedging instruments

DOCOMO had foreign exchange forward contracts and foreign currency option contracts to hedge currency exchange risk associated with foreign currency assets and liabilities. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
Instruments	2011	2012
Foreign exchange risk management
Foreign exchange forward contracts	¥4,296	¥713
Foreign currency option contracts	15,143	9,107

Total	¥19,439	¥9,820

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2011 and 2012, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥1,232	¥—

Total		¥1,232	¥—

Liability derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
Foreign currency option contracts	Other current liabilities	¥154	¥1
	Other current liabilities	724	742
	Other long-term liabilities	1,135	354

Total		¥2,013	¥1,097

The fair values of derivative instruments were measured using valuation provided by financial institutions based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2011 and 2012.

(iv) The effect on the consolidated statements of income and comprehensive income

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2010, 2011 and 2012, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(136)	¥(2,065)	¥(1,232)

Total		¥(136)	¥(2,065)	¥(1,232)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥67	¥(517)	¥36
Non-deliverable forward contracts (NDF)	Other, net*	16	71	82
Foreign currency option contracts	Other, net*	(565)	(1,059)	(146)

Total		¥(482)	¥(1,505)	¥(28)

*	“Other, net” was included in “Other income (expense).”

(v) Contingent features in derivatives

As of March 31, 2012, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding “Investments in affiliates” and “Marketable securities and other investments” is disclosed in Notes 5 and 6, respectively.